CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
(Loss) profit for the year	$ (9,622)	$ 103,367	$ 129,482
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	(6)	111	60
Remeasurement of other investment	(220)	(207)	835
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(226)	(96)	895
Items that may be reclassified subsequently to profit or loss
Exchange differences arising from translation of foreign operations	(605)	(917)	(1,034)
Net fair value gain (loss) on hedging instruments designated as cash flow hedges	783	(6,794)	4,999
Other comprehensive (loss) income for the year, net of income tax	178	(7,711)	3,965
Other comprehensive (loss) income for the year, net of income tax	(48)	(7,807)	4,860
Total comprehensive (loss) income for the year	(9,670)	95,560	134,342
Total comprehensive (loss) income for the year attributable to:
Owners of the Company	(9,670)	95,560	123,785
Non-controlling interests	0	0	10,557
Total comprehensive (loss) income for the year	(9,670)	95,560	134,342
Continue Operations [Member]
Total comprehensive (loss) income for the year attributable to:
Owners of the Company	(9,670)	95,560	127,068
Discontinued operations [member]
Total comprehensive (loss) income for the year attributable to:
Owners of the Company	$ 0	$ 0	$ (3,283)